Net debt	12 Months Ended
Jun. 30, 2021
Text block [abstract]
Net debt
20    Net debt
The Group seeks to maintain a strong balance sheet and deploys its capital with reference to the Capital Allocation Framework.
The Group monitors capital using the net debt balance and the gearing ratio, being the ratio of net debt to net debt plus net assets.
The net debt definition includes the fair value of derivative financial instruments used to hedge cash and borrowings which reflects the Group’s risk management strategy of reducing the volatility of net debt caused by fluctuations in foreign exchange and interest rates.
Vessel lease contracts, under IFRS 16 are required to be remeasured at each reporting date to the prevailing freight index. While these liabilities are included in the Group interest bearing liabilities, they are excluded from the net debt calculation as they do not align with how the Group assesses net debt for decision making in relation to the Capital Allocation Framework. In addition, the freight index has historically been volatile which creates significant short-term fluctuation in these liabilities.

	2021		2020 Restated
US$M	Current	Non-current	Current	Non-current
Interest bearing liabilities
Bank loans	437	1,823	737	1,755
Notes and debentures	1,244	13,525	3,354	17,691
Lease liabilities	889	3,007	853	2,590
Bank overdraft and short-term borrowings	–	–	–	–
Other	58	–	68	–

Total interest bearing liabilities	2,628	18,355	5,012	22,036

Less: Lease liability associated with index-linked freight contracts	346	679	379	781

Less: Cash and cash equivalents
Cash	4,408	–	3,493	–
Short-term deposits	10,838	–	9,933	–

Less: Total cash and cash equivalents	15,246	–	13,426	–

Less: Derivatives included in net debt
Net debt management related instruments (1)	20	537	(162)	595
Net cash management related instruments (2)	34	–	(15)	–

Less: Total derivatives included in net debt	54	537	(177)	595

Net debt		4,121		12,044

Net assets (3)		55,605		52,175

Gearing		6.9%		18.8%

(1)	Represents the net cross currency and interest rate swaps designated as effective hedging instruments included within current and non-current other financial assets and liabilities.

(2)	Represents the net forward exchange contracts included within current and non-current other financial assets and liabilities.

(3)
30 June 2020 net assets have been restated to reflect changes to the Group’s accounting policy following a decision by the IFRS Interpretations Committee on IAS 12 ‘Income Taxes’ resulting in a retrospective decrease of US$71 million. Refer to note 39 ‘New and amended accounting standards and interpretations and changes to accounting policies’.

Cash and short-term deposits are disclosed in the cash flow statement net of bank overdrafts and interest bearing liabilities at call.

	2021	2020	2019
	US$M	US$M	US$M
Total cash and cash equivalents	15,246	13,426	15,613
Bank overdrafts and short-term borrowings	–	–	(20)

Total cash and cash equivalents, net of overdrafts	15,246	13,426	15,593

Recognition and measurement
Cash and short-term deposits in the balance sheet comprise cash at bank and on hand and highly liquid cash deposits with short-term maturities that are readily convertible to known amounts of cash with insignificant risk of change in value. The Group considers that the carrying value of cash and cash equivalents approximate fair value due to their short term to maturity.
Cash and cash equivalents includes US$159 million (2020: US$96 million) restricted by legal or contractual arrangements.
Interest bearing liabilities and cash and cash equivalents include balances denominated in the following currencies:

	Interest bearing liabilities		Cash and cash equivalents
	2021	2020	2021	2020
	US$M	US$M	US$M	US$M
USD	11,146	14,625	12,003	9,555
EUR	4,505	7,323	4	4
GBP	3,415	3,272	32	519
AUD	1,053	1,055	573	1,011
CAD	635	597	2,455	2,131
Other	229	176	179	206

Total	20,983	27,048	15,246	13,426

The Group enters into derivative transactions to convert the majority of its exposures above into US dollars. Further information on the Group’s risk management activities relating to these balances is provided in note 23 ‘Financial risk management’.
Liquidity risk
The Group’s liquidity risk arises from the possibility that it may not be able to settle or meet its obligations as they fall due and is managed as part of the portfolio risk management strategy. Operational, capital and regulatory requirements are considered in the management of liquidity risk, in conjunction with short-term and long-term forecast information.
Recognising the cyclical volatility of operating cash flows, the Group has defined minimum target cash and liquidity buffers to be maintained to mitigate liquidity risk and support operations through the cycle.
The Group’s strong credit profile, diversified funding sources, its minimum cash buffer and its committed credit facilities ensure that sufficient liquid funds are maintained to meet its daily cash requirements.
The Group’s Moody’s credit rating has remained at A2/P-1 outlook stable (long-term/short-term) throughout FY2021. Moody’s affirmed its credit rating on 31 May 2021. The Group’s Standard & Poor’s rating changed from A/A-1 outlook stable (long-term/short-term) to A/A-1 CreditWatch negative (long-term/short-term) on 23 August 2021.
There were no defaults on the Group’s liabilities during the period.
Counterparty risk
The Group is exposed to credit risk from its financing activities, including short-term cash investments such as deposits with banks and derivative contracts. This risk is managed by Group Treasury in line with the counterparty risk framework, which aims to minimise the exposure to a counterparty and mitigate the risk of financial loss through counterparty failure.
Exposure to counterparties is monitored at a Group level across all products and includes exposure with derivatives and cash investments.
Investments and derivatives are only transacted with approved counterparties who have been assigned specific limits based on a quantitative credit risk model. These limits are updated at least bi-annually.
Additionally, derivatives are subject to tenor limits and investments are subject to concentration limits by rating.
Derivative fair values are inclusive of valuation adjustments that take into account both the counterparty and the Group’s risk of default.
Standby arrangements and unused credit facilities
The Group’s committed revolving credit facility operates as a back-stop to the Group’s uncommitted commercial paper program. The combined amount drawn under the facility or as commercial paper will not exceed US$5.5 billion. As at 30 June 2021, US$ nil commercial paper was drawn (2020: US$ nil). During the year, the Group completed a one-year extension to the facility which is now due to mature on 10 October 2025. A commitment fee is payable on the undrawn balance and an interest rate comprising an interbank rate plus a margin applies to any drawn balance. The agreed margins are typical for a credit facility extended to a company with the Group’s credit rating.
Maturity profile of financial liabilities
The maturity profile of the Group’s financial liabilities based on the undiscounted contractual amounts, taking into account the derivatives related to debt, is as follows:

2021 US$M	Bank loans, debentures and other loans	Expected future interest payments	Derivatives related to debentures	Other derivatives	Obligations under lease liabilities	Trade and other payables (1)	Total
Due for payment:
In one year or less or on demand	1,722	729	61	149	980	6,851	10,492
In more than one year but not more than two years	2,278	661	267	80	680	–	3,966
In more than two years but not more than five years	4,062	1,492	256	240	1,397	–	7,447
In more than five year s	7,801	4,136	585	317	1,842	–	14,681

Total	15,863	7,018	1,169	786	4,899	6,851	36,586

Carrying amount	17,087	–	586	690	3,896	6,851	29,110

2020 US$M	Bank loans, debentures and other loans	Expected future interest payments	Derivatives related to debentures	Other derivatives	Obligations under lease liabilities	Trade and other payables (1)	Total
Due for payment:
In one year or less or on demand	4,138	813	260	60	927	5,622	11,820
In more than one year but not more than two years	1,665	702	81	–	630	1	3,079
In more than two years but not more than five years	5,727	1,713	819	–	1,335	–	9,594
In more than five years	10,101	4,368	974	–	1,043	–	16,486

Total	21,631	7,596	2,134	60	3,935	5,623	40,979

Carrying amount	23,605	–	1,579	60	3,443	5,623	34,310

(1)	Excludes input taxes of US$176 million (2020: US$145 million) included in other payables. Refer to note 9 ‘Trade and other payables’.